Subsequent Events (Details) - Subsequent Events [Member] - $ / shares	Aug. 07, 2023	Aug. 01, 2023
Subsequent Events (Details) [Line Items]
Shares issued	14,327	286,533
Value of per shares	$ 3.49	$ 3.49